Investments (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in Sarborg Using Cost Method

The investment in Sarborg has been accounted for using the equity method as follows:

June 30, 2026
Balance as of April 1, 2026	$122,932
Loss on equity investment in Sarborg	(86)
Impairment on equity investment in Sarborg	-
Balance as of June 30, 2026	$122,846

June 30, 2026
Balance as of December 31, 2025	$-
Investment in Sarborg	123,000
Loss on equity investment in Sarborg	(154)
Impairment on equity investment in Sarborg	-
Balance as of June 30, 2026	$122,846

Summary of Financial Information for Sarborg

The following table presents the summarized financial information for Sarborg:

June 30, 2026
Current assets	$372
Non-current assets	$65,035
Total assets	$65,407

Current liabilities	$395
Non-current liabilities	195
Total liabilities	$590

Net assets	$64,817
Company share of net assets	$12,963

Revenue	$641
Net loss	$(768)
Company share of net loss	$(154)